Basis of Presentation - Additional Information (Detail)								1 Months Ended	12 Months Ended
	Jul. 31, 2026 CAD ($)	Jun. 05, 2026 CAD ($)	Jul. 21, 2025 CAD ($)	Jul. 08, 2025 CAD ($)	Jul. 01, 2025 CAD ($)	Jun. 26, 2025 CAD ($)	Jul. 15, 2024 CAD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2027 CAD ($)	Mar. 28, 2026 CAD ($)	Mar. 29, 2025 CAD ($)	Mar. 30, 2024 CAD ($)	Jul. 12, 2024	Jul. 20, 2021 CAD ($)	Jul. 08, 2020 CAD ($)
Organization And Description Of Business [Line Items]
Net cash (used in) provided by operating activities from continuing operations										$ (200,000)	$ 1,900,000	$ 200,000
Net Income Loss										$ 3,400,000	$ 12,800,000	$ 4,600,000
Working capital ratio										0.94	0.88
Working Capital										$ 17,700,000	$ 23,100,000
Benk indebtedness expenses										110,200,000	99,900,000
Shareholders Deficiency										21,400,000
Credit facility for working capital requirement						$ 3,750,000
Net deferred financing cost											$ 4,200,000
Line of credit facility days					30 days
Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors			$ 1,500,000				$ 3,750,000
Maturity date of utilization of financial support							Jul. 31, 2025
Line of credit facility, interest rate during period			15.00%
Principal repayments			$ 0
Loan From Investment Of Quebec One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value										$ 4,300,000
Working capital ratio										0.88	0.88
Working capital ratio to be maintained as per guidelines										1.01	0.9		0.9
Debt Instrument, Repaid, Principal	$ 800,000
Investissement Québec [Member]
Organization And Description Of Business [Line Items]
Working capital ratio										0.94		1.01			1.01
Additional Term Loan Agreement [Member]
Organization And Description Of Business [Line Items]
Line of credit facility maximum borrowing capacity				$ 13,500,000
Long term debt adjustment to interest rate percentage				0.32%
Long-term debt interest rate				7.75%
Deferral of interest payments payable			1,500,000
Maximum [Member] | Additional Term Loan Agreement [Member]
Organization And Description Of Business [Line Items]
Debt instrument, annual principal payment			300,000
Minimum [Member] | Investissement Québec [Member]
Organization And Description Of Business [Line Items]
Working capital ratio										1.01
Term Loan From Investment Quebec [Member] | New Ten Year Loan One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value														$ 4,300,000
Other loans payable long term non current										$ 4,300,000	$ 4,300,000
Term Loan [Member]
Organization And Description Of Business [Line Items]
Debt instrument outstanding										$ 800,000	$ 2,800,000
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, interest rate during period		12.20%
Principal repayments		$ 250,000
Subsequent Event [Member] | Additional Term Loan Agreement [Member]
Organization And Description Of Business [Line Items]
Line of Credit Facility, Annual Principal Payment									$ 100,000
Line of Credit Facility, Periodic Payment								$ 200,000
Amended Credit Facility And Amended Term Loan [Member]
Organization And Description Of Business [Line Items]
Line of Credit Facility, Current Borrowing Capacity							$ 2,750,000
Amended Credit Facility And Amended Term Loan [Member] | Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, remaining borrowing capacity							$ 1,000,000
Line of credit facility, interest rate during period						15.00%	15.00%
Line of Credit Facility, Current Borrowing Capacity							$ 2,750,000
Mangrove Holding S A [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors			$ 1,500,000				$ 3,750,000
Line of credit facility, interest rate during period			15.00%
Principal repayments			$ 0
Mangrove Holding S A [Member] | Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Debt instrument, annual principal payment			600,000
Mangrove Holding S A [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Line of Credit Facility, Annual Principal Payment									$ 300,000
Line of Credit Facility, Periodic Payment								$ 300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		3,000,000
GB Term Loan Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, remaining borrowing capacity		30,000,000
GB Term Loan Facility [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, remaining borrowing capacity		$ 30,000,000
GB Term Loan Facility [Member] | Subsequent Event [Member] | Maximum [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, interest rate during period		7.75%
GB Term Loan Facility [Member] | Subsequent Event [Member] | Maximum [Member] | Canadian Overnight Repo Rate Average [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, interest rate during period		2.50%
GB Term Loan Facility [Member] | Subsequent Event [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, interest rate during period		2.125%
GB Term Loan Facility [Member] | Subsequent Event [Member] | Minimum [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, interest rate during period		6.75%
GB Term Loan Facility [Member] | Subsequent Event [Member] | Minimum [Member] | Canadian Overnight Repo Rate Average [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, interest rate during period		2.00%
GB Term Loan Facility [Member] | Subsequent Event [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, interest rate during period		1.625%
Mangrove Loan Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, remaining borrowing capacity					$ 3,750,000
Line of credit facility, interest rate during period					12.20%
Line of Credit Facility, Annual Principal Payment					$ 3,000,000
Line of Credit Facility, Periodic Payment					$ 250,000
Mangrove Loan Facility [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Line of Credit Facility, Annual Principal Payment	100,000
Line of Credit Facility, Periodic Payment	$ 200,000
Shareholder [Member] | Mangrove Holding S A [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors			500,000
Board of Directors Chairman [Member] | Mangrove Holding S A [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors			800,000
Vice President [Member] | Mangrove Holding S A [Member]
Organization And Description Of Business [Line Items]
Amount of financial support from debtors			$ 200,000
Investissement Quebec [Member] | Term Loan [Member]
Organization And Description Of Business [Line Items]
Debt Instrument, Fee Amount															$ 10,000,000
Gordon Brothers Group [Member] | Secured Debt [Member]
Organization And Description Of Business [Line Items]
Line of credit facility maximum borrowing capacity		$ 32,500,000
Line of Credit Facility, Annual Principal Payment		26,000,000
Line of Credit Facility, Commitment Fee Amount		93,000,000
Gordon Brothers Group [Member] | Secured Debt [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Line of credit facility maximum borrowing capacity		32,500,000
Line of Credit Facility, Annual Principal Payment		26,000,000
Line of Credit Facility, Commitment Fee Amount		93,000,000
Gordon Brothers Group [Member] | Wells Revolver Term Loan Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility maximum borrowing capacity		3,000,000
Gordon Brothers Group [Member] | Wells Revolver Term Loan Facility [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Line of credit facility maximum borrowing capacity		$ 3,000,000